Loss per share (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Numerator [Abstract]
Net loss available to common shareholders	$ (3,842,603)	$ (4,539,093)	$ (2,975,270)
Denominator [Abstract]
Weighted average number of shares (in shares)	12,241,599	8,049,500	8,049,500
Loss per share, basic and diluted (in dollars per share)	$ (0.31)	$ (0.56)	$ (0.37)